Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Notes
Accumulated Other Comprehensive Income

Note 9:  Accumulated Other Comprehensive Income

The components of accumulated comprehensive income, net of tax, are as follows:

		Accumulated
	Unrealized	Other
	Investment	Comprehensive
	Gains	Income
Balance, January 1, 2011	$ 1,470	$ 1,470

Change in unrealized holding gains, net of tax - $653	1,217	1,217
Balance, December 31, 2011	2,687	2,687

Change in unrealized holding gains, net of tax - ($1,219)	(2,264)	(2,264)
Balance, December 31, 2012	423	423

,
Change in unrealized holding gains net of tax - ($105)	(154)	(154)
Balance, December 31, 2013	$ 269	$ 269

Reclassification Adjustments

Accumulated other comprehensive income includes amounts related to unrealized investment gains (losses) which were reclassified to net income.  Reclassifications from Accumulated other comprehensive income for the years ended December 31 are included in the following table:

	2013	2012	2011

Reclassifications from accumulated other comprehensive income
Unrealized gains (losses) on available-for-sale
securities included in net realized investment losses	$ -	$ (4,083)	$ (180)

Total reclassifications from accumulated
other comprehensive income	-	(4,083)	(180)
Tax expense (benefit)	-	(1,429)	(63)

Net reclassification from accumulated
other comprehensive income	$ -	$ (2,654)	$ (117)